Earnings Per Share Details of earnings per share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 KRW (₩) ₩ / shares shares	Dec. 31, 2015 KRW (₩) ₩ / shares shares
Basic earnings per share [Abstract]
Net income attributable to common shareholders	₩ 1,512,148	$ 1,416,638	₩ 1,261,266	₩ 1,059,157
Dividends to hybrid securities	(167,072)		(206,515)	(183,320)
Net income attributable to common shareholders	₩ 1,345,076		₩ 1,054,751	₩ 875,837
Weighted average number of common shares outstanding | shares	673,000,000	673,000,000	673,000,000	673,000,000
Basic Earnings Per Share | ₩ / shares	₩ 1,999		₩ 1,567	₩ 1,301